united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 95.66%
AUTO MANUFACTURERS - 1.11%
General Motors Co. - Societe Generale SA	$ 6,500,000	0.0000	11/16/2021	$ 6,662,500
Wabash National Corp.	1,000,000	3.3750	5/1/2018	1,278,125
				7,940,625
BANKS - 1.42%
Goldman Sachs - Kansas City Southern Synthetic	10,000,000	0.0000	2/16/2021	10,091,000

BIOTECHNOLOGY - 7.19%
Acorda Therapeutics, Inc.	1,000,000	1.7500	6/15/2021	1,168,750
Emergent Biosolutions, Inc.	18,000,000	1.7500	1/15/2021	20,711,250
Ligand Pharmaceuticals, Inc. - 144A	17,000,000	0.7500	8/15/2019	17,584,375
United Therapeutics Corp.	4,000,000	1.0000	9/15/2016	11,822,500
				51,286,875
COMMERCIAL SERVICES - 4.19%
Albany Moleculary Research, Inc.	6,000,000	2.2500	11/15/2018	7,312,500
Carriage Services, Inc. - 144A	5,000,000	2.7500	3/15/2021	5,625,025
Euronet Services, Inc. - 144A	10,500,000	1.5000	10/1/2044	10,020,938
Macquarie Infrastructure	6,000,000	2.8750	7/15/2019	6,918,750
				29,877,213
COMPUTERS - 5.69%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,200,000	0.0000	1/24/2020	9,212,400
Apple, Inc. - Wells Fargo & Co. Synthetic	2,800,000	0.0000	1/24/2020	3,582,600
Brocade Communications Systems, Inc. - 144A	8,000,000	1.3750	1/1/2020	8,215,000
Electronics For Imaging, Inc. - 144A	15,440,000	0.7500	9/1/2019	15,285,600
SanDisk Corp.	4,000,000	0.5000	10/15/2020	4,282,500
				40,578,100
DISTRIBUTION/WHOLESALE - 1.02%
Titan Machinery, Inc.	10,000,000	3.7500	5/1/2019	7,250,000

DIVERSIFIED FINANCIAL SERVICES - 1.69%
BGC Partners, Inc.	5,000,000	4.5000	7/15/2016	5,259,375
Encore Capital Group, Inc. - 144A	3,000,000	2.8750	3/15/2021	2,690,625
Portfolio Recovery Associates, Inc.	4,000,000	3.0000	8/1/2020	4,132,500
				12,082,500
ELECTRONICS - 2.47%
TTM Technologies, Inc.	19,000,000	1.7500	12/15/2020	17,622,500

ENERGY-ALTERNATE SOURCES - 2.00%
Renewable Energy Group, Inc.	16,000,000	2.7500	6/15/2019	14,290,000

FOREST PRODUCTS & PAPER - 2.72%
International Paper Co. - Barclays Bank PLC	9,500,000	0.0000	7/23/2021	9,838,200
International Paper Co. - Wells Fargo & Co.	9,500,000	0.0000	6/10/2020	9,586,450
				19,424,650
HEALTHCARE-PRODUCTS - 1.52%
Integra LifeSciences Holdings Corp.	10,000,000	1.6250	12/15/2016	10,875,000

HEALTHCARE-SERVICES - 0.19%
Molina Healthcare, Inc.	1,000,000	1.1250	1/15/2020	1,341,250

HOME BUILDERS - 6.44%
LGI Homes, Inc. - 144A	20,000,000	4.2500	11/15/2019	18,062,500
M/I Homes, Inc.	9,000,000	3.0000	3/1/2018	8,820,000
Meritage Homes Corp.	11,000,000	1.8750	9/15/2032	10,910,625
Toll Brothers Finance Corp.	8,000,000	0.5000	9/15/2032	8,145,000
				45,938,125

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOUSE PRODUCTS/WARES - 1.94%
Standard Gegister Co. - Societe Generale SA	$ 13,500,000	0.0000	11/16/2021	$ 13,837,500

INTERNET - 6.56%
AOL, Inc. - 144A	8,000,000	0.7500	9/1/2019	8,350,000
Blucora, Inc.	4,000,000	4.2500	4/1/2019	3,752,500
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	1,879,920
Google, Inc. - UBS AG Synthetic	11,000,000	0.0000	2/15/2021	10,459,900
HomeAway, Inc. - 144A	1,000,000	0.1250	4/1/2019	910,625
J2 Global, Inc.	12,000,000	3.2500	6/15/2029	12,772,500
Priceline Group, Inc.	1,000,000	0.3500	6/15/2020	1,078,125
Priceline Group, Inc.	7,000,000	0.0000	12/1/2018	7,603,750
				46,807,320
INVESTMENT COMPANIES - 9.24%
Ares Capital Corp.	5,000,000	4.3750	1/15/2019	5,087,500
Blackrock Kelso Capital Corp.	8,000,000	5.5000	2/15/2018	8,155,000
Kohlberg Capital Corp.	1,000,000	8.7500	3/15/2016	1,101,875
New Mountain Finance Corp. - 144A	16,330,000	5.0000	6/15/2019	16,585,156
Prospect Capital Corp. - 144A	9,000,000	4.7500	4/15/2020	8,302,500
TCP Capital Corp. - 144A	16,430,000	5.2500	12/15/2019	16,532,688
TICC Capital Corp.	7,000,000	7.5000	11/1/2017	7,210,000
TPG Specialty Lending, Inc. - 144A	3,000,000	4.5000	12/15/2019	2,973,750
				65,948,469
LEISURE TIME - 0.19%
Jarden Corp.	1,000,000	1.5000	6/15/2019	1,336,250

MACHINERY - DIVERSIFIED - 0.13%
Chart Industries, Inc.	1,000,000	2.0000	8/1/2018	936,875

METAL FABRICATE/HARDWARE - 0.13%
RTI International Metals, Inc.	1,000,000	1.6250	10/15/2019	928,125

MINING - 2.25%
Freeport-McMoran, Inc. - Barclays Bank PLC	18,000,000	0.0000	5/20/2021	16,077,600

MISCELLANEOUS MANUFACTURING - 2.56%
General Electric Co. - Barclays Bank PLC	19,000,000	0.0000	8/18/2021	18,284,650

OIL & GAS SERVICES - 2.56%
Ensco PLC Synthetic	8,000,000	0.0000	12/15/2020	7,030,400
Helix Energy Solutions Group, Inc.	2,000,000	3.2500	3/15/2032	2,147,500
SEACOR Holdings, Inc.	10,000,000	3.0000	11/15/2028	9,050,000
				18,227,900
PHARMACEUTICALS - 3.80%
Jazz Investments I Ltd. - 144A	16,000,000	1.875	8/15/2021	18,650,000
Salix Pharmaceuticals Ltd.	4,000,000	1.5000	3/15/2019	8,425,000
				27,075,000
REAL ESTATE - 1.67%
Forestar Group, Inc.	13,000,000	3.7500	3/1/2020	11,895,000

REITS - 13.07%
Apollo Commercial Real Estate	17,000,000	5.5000	3/15/2019	16,830,085
Blackstone Mortgage Trust, Inc.	14,000,000	5.2500	12/1/2018	14,717,500
Colony Financials, Inc.	16,000,000	3.8750	1/15/2021	16,760,000

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

REITS (Continued) - 13.07%
National Health Investors, Inc.	$ 10,000,000	3.2500	4/1/2021	$ 11,100,000
Pennymac Corp.	15,000,000	5.3750	5/1/2020	14,418,750
Redwood Trust, Inc.	5,000,000	4.6250	4/15/2018	4,865,625
Resource Capital Corp.	4,000,000	8.0000	1/15/2020	3,852,500
Resource Capital Corp.	6,000,000	6.0000	12/1/2018	5,565,000
Spirit Realty Capital, Inc.	5,000,000	2.8750	5/15/2019	5,109,400
				93,218,860
RETAIL - 1.34%
EZCORP, Inc. - Cl. A - 144A	11,000,000	2.1250	6/15/2019	9,570,000

SEMICONDUCTORS - 3.09%
Intel Corp. - Wells Fargo & Co.	9,000,000	0.0000	6/5/2020	10,761,300
NVIDIA Corp.	10,000,000	1.0000	12/1/2018	11,312,500
				22,073,800
SOFTWARE - 4.68%
Akamai Technologies, Inc. - 144A	12,000,000	0.0000	2/15/2019	12,165,060
Envestnet, Inc.	10,000,000	1.7500	12/15/2019	10,581,250
Synchronoss Technologies, Inc.	4,000,000	0.7500	8/15/2019	4,255,000
Verint Systems, Inc.	6,000,000	1.5000	6/1/2021	6,416,250
				33,417,560
TELECOMMUNICATIONS - 2.16%
Finisar Corp.	15,000,000	0.5000	12/15/2033	14,400,000
JDS Uniphase Corp.	1,000,000	0.6250	8/15/2033	1,031,875
				15,431,875
TRANSPORTATION - 2.44%
Hornbeck Offshore Services, Inc.	21,000,000	1.5000	9/1/2019	17,364,375

TRUCKING & LEASING - 0.20%
Greenbrier Companies, Inc.	1,000,000	3.5000	4/1/2018	1,435,624

TOTAL CONVERTIBLE BONDS				682,464,621
(Cost - $682,280,087)

U.S. TREASURY OBLIGATIONS - 2.15%
United States Treasury Notes	15,000,000	1.6250	12/31/2019	15,317,580
TOTAL U.S. TREASURY OBLIGATIONS
(Cost - $15,199,177)

SHORT-TERM INVESTMENTS - 2.28%
MONEY MARKET FUND - 2.28%	Shares
Milestone Treasury Obligations Portfolio +	16,257,149	0.0000		16,257,149
TOTAL SHORT-TERM INVESTMENTS
(Cost - $16,257,149)

TOTAL INVESTMENTS - 100.09%
(Cost - $713,736,413) (a)				$ 714,039,350
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09) %				(669,723)
NET ASSETS - 100.00%				$ 713,369,627

+ Variable rate security. Interest rate is as of January 31, 2015
REITS - Real Estate Investment Trusts
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $712,343,305 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 35,030,870
		Unrealized Depreciation:	(33,334,825)
		Net Unrealized Appreciation:	$ 1,696,045

TOTAL RETURN SWAP	Notional Amount	Termination Date	Unrealized Loss

Agreement with ReFlow Fund, LLC dated March 1, 2014 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	16,790,546	2/27/2015	(187,011)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 108.74%
BIOTECHNOLOGY - 11.43%
Emergent Biosolutions, Inc.	$ 45,000	1.7500	1/15/2021	$ 51,778
Gilead Sciences, Inc.	10,000	1.6250	5/1/2016	46,050
Ligand Pharmaceuticals, Inc. - 144A	50,000	0.7500	8/15/2019	51,718
				149,546
COMMERCIAL SERVICES - 3.65%
Euronet Services, Inc. - 144A	50,000	1.5000	10/1/2044	47,719

COMPUTERS - 7.33%
Brocade Communications Systems, Inc. - 144A	50,000	1.3750	1/1/2020	51,344
Electronics For Imaging, Inc. - 144A	45,000	0.7500	9/1/2019	44,550
				95,894
ELECTRONICS - 4.61%
TTM Technologies, Inc.	65,000	1.7500	12/15/2020	60,288

FOREST PRODUCTS & PAPER - 4.63%
International Paper Co. - Wells Fargo & Co. Synthetic	60,000	0.0000	6/10/2020	60,545

HOME BUILDERS - 8.28%
LGI Homes, Inc. - 144A	65,000	4.2500	11/15/2019	58,703
Meritage Homes Corp.	50,000	1.8750	9/15/2032	49,594
				108,297
HOUSEHOLD PRODUCTS/WARES - 4.70%
Standard Register Company - Socite Generale	60,000	0.0000	11/16/2021	61,500

INVESTMENT COMPANIES - 6.57%
New Mountain Finance Corp. - 144A	45,000	5.0000	6/15/2019	45,703
TCP Capital Corp. - 144A	40,000	5.2500	12/15/2019	40,250
				85,953
INTERNET - 3.95%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	55,000	0.0000	2/19/2021	51,698

MINING - 2.05%
Freeport-McMoran, Inc. - Barclays Synthetic	30,000	0.0000	5/20/2021	26,796

MISCELLANEOUS MANUFACTURING - 4.41%
General Electric Co. - Barclays Bank PLC	60,000	0.0000	8/18/2021	57,741

OIL & GAS SERVICES - 5.80%
Ensco PLC Synthetic	30,000	0.0000	12/15/2020	26,364
SEACOR Holdings, Inc.	55,000	3.0000	11/15/2028	49,775
				76,139
REAL ESTATE - 3.15%
Forestar Group, Inc.	45,000	3.7500	3/1/2020	41,175

REITS - 19.22%
Apollo Commercial Real Estate	55,000	5.5000	3/15/2019	54,450
Blackstone Mortgage Trust, Inc.	50,000	5.2500	12/1/2018	52,563
Colony Financials, Inc.	55,000	3.8750	1/15/2021	57,613
National Health Investors, Inc.	10,000	3.2500	4/1/2021	11,100
Pennymac Corp.	45,000	5.3750	5/1/2020	43,256
Resource Capital Corp.	35,000	6.0000	12/1/2018	32,462
				251,444
SEMICONDUCTORS - 3.99%
Photronics, Inc.	50,000	3.2500	4/1/2019	52,250

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SOFTWARE - 7.51%
Akamai Technologies, Inc. - 144A	$ 50,000	0.0000	2/15/2019	$ 50,688
Envestnet, Inc.	45,000	1.7500	12/15/2019	47,616
				98,304
TELECOMMUNICATIONS - 3.67%
Finisar Corp.	50,000	0.5000	12/15/2033	48,000

TRANSPORTATION - 3.79%
Hornbeck Offshore Services, Inc.	60,000	1.5000	9/1/2019	49,613

TOTAL CONVERTIBLE BONDS				1,422,902
(Cost - $1,427,172)

U.S. TREASURY OBLIGATIONS - 26.87%
United States Treasury Notes	66,000	1.0000	12/15/2017	66,474
United States Treasury Notes	66,000	0.6250	12/31/2016	66,224
United States Treasury Notes	100,000	1.6250	12/31/2019	102,117
United States Treasury Notes	112,000	2.1250	12/31/2021	116,778
TOTAL U.S. TREASURY OBLIGATIONS				351,593
(Cost - $346,877)

SHORT-TERM INVESTMENTS - 2.22%
MONEY MARKET FUND - 2.22%	Shares
Milestone Treasury Obligations Portfolio +	29,062	0.0000		$ 29,062
TOTAL SHORT-TERM INVESTMENTS
(Cost - $29,062)

TOTAL INVESTMENTS - 137.83%
(Cost - $1,803,111) (a)				$ 1,803,557
LIABILITIES IN EXCESS OF OTHER ASSETS - (37.83) %				(495,053)
NET ASSETS - 100.00%				$ 1,308,504

+ Variable rate security. Interest rate is as of January 31, 2015
REITS - Real Estate Investment Trusts
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,803,111 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:				$ 16,338
	Unrealized Depreciation:			(15,892)
	Net Unrealized Appreciation:			$ 446

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Loss

Agreement with ReFlow Fund, LLC dated January 9, 2015 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	29,062		2/27/2015	(446)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CORPORATE BONDS & NOTES - 9.87%
COMMERCIAL SERVICES - 0.85%
Rent-A-Center, Inc.	$ 10,000	6.6250	11/15/2020	$ 9,650

HEALTHCARE - SERVICES - 1.84%
Lifepoint Hospitals, Inc.	10,000	5.5000	12/1/2021	10,563
WellCare Health Plans, Inc.	10,000	5.7500	11/15/2020	10,425
				20,988
INTERNET - 0.90%
Equinix, Inc.	10,000	4.8750	4/1/2020	10,250

INVESTMENT COMPANIES - 2.68%
Fifth Street Finance	10,000	4.8750	3/1/2019	10,293
FS Investment Corp.	10,000	4.0000	7/15/2019	10,103
PennantPark Investment Co.	10,000	4.5000	10/1/2019	10,152
				30,548
MINING - 0.97%
Alcoa, Inc.	10,000	5.4000	4/15/2021	11,111

OIL & GAS - 0.80%
Atwood Oeanics, Inc.	10,000	6.5000	2/1/2020	9,075

PHARMACEUTICALS - 0.94%
Salix Pharmaceuticals, Ltd - 144A	10,000	6.2500	1/15/2021	10,675

REAL ESTATE - 0.89%
Rialto Holdings LLC - 144A	10,000	7.0000	12/1/2018	10,169

TOTAL CORPORATE BONDS & NOTES (Cost - $112,084)				112,466

CONVERTIBLE BONDS - 49.85%
BIOTECHNOLOGY - 4.28%
Emergent Biosolutions, Inc.	20,000	1.7500	1/15/2021	23,013
Ligand Pharmaceuticals, Inc. - 144A	25,000	0.7500	8/15/2019	25,859
				48,872
COMMERCIAL SERVICES - 0.84%
Euronet Services, Inc. - 144A	10,000	1.5000	10/1/2044	9,544

COMPUTERS - 4.00%
Brocade Communications Systems, Inc. - 144A	30,000	1.3750	1/1/2020	30,806
Electronics For Imaging, Inc. - 144A	15,000	0.7500	9/1/2019	14,850
				45,656
ELECTRONICS - 2.44%
TTM Technologies, Inc.	30,000	1.7500	12/15/2020	27,825

FOREST PRODUCTS & PAPER - 2.21%
International Paper Co. - Wells Fargo & Co. Synthetic	25,000	0.0000	6/10/2020	25,227

HOME BUILDERS - 3.68%
LGI Homes, Inc. - 144A	30,000	4.2500	11/15/2019	27,094
Meritage Homes Corp.	15,000	1.8750	9/15/2032	14,878
				41,972
HOUSEHOLD PRODUCTS/WARES - 2.69%
Standard Register Company - Socite Generale	30,000	0.0000	11/16/2021	30,750

INTERNET - 2.06%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	25,000	0.0000	2/19/2021	23,499

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

INVESTMENT COMPANIES - 2.66%
New Mountain Finance Corp. - 144A	$ 15,000	5.0000	6/15/2019	$ 15,234
TCP Capital Corp. - 144A	15,000	5.2500	12/15/2019	15,094
				30,328
MINING - 0.78%
Freeport-McMoran, Inc. - Barclays Synthetic	10,000	0.0000	5/20/2021	8,932

MISCELLANEOUS MANUFACTURING - 2.53%
General Electric Co. - Barclays Bank PLC	30,000	0.0000	8/18/2021	28,871

OIL & GAS - 0.77%
Ensco PLC Synthetic Convertible	10,000	0.0000	12/15/2020	8,788

OIL & GAS SERVICES -1.59%
SEACOR Holdings, Inc.	20,000	3.0000	11/15/2028	18,100

REAL ESTATE - 1.20%
Forestar Group, Inc.	15,000	3.7500	3/1/2020	13,725

REITS - 9.22%
Apollo Commercial Real Estate	30,000	5.5000	3/15/2019	29,700
Blackstone Mortgage Trust, Inc.	20,000	5.2500	12/1/2018	21,025
Colony Financials, Inc.	25,000	3.8750	1/15/2021	26,188
Pennymac Corp.	15,000	5.3750	5/1/2020	14,419
Resource Capital Corp.	15,000	6.0000	12/1/2018	13,911
				105,243
SEMICONDUCTORS - 2.30%
	25,000	3.2500	4/1/2019	26,125

SOFTWARE - 3.59%
Akamai Technologies, Inc. - 144A	30,000	0.0000	2/15/2019	30,413
Envestnet, Inc.	10,000	1.7500	12/15/2019	10,581
				40,994
TELECOMMUNICATIONS - 0.84%
Finisar Corp.	10,000	0.5000	12/15/2033	9,600

TRANSPORTATION - 2.17%
Hornbeck Offshore Services, Inc.	30,000	1.5000	9/1/2019	24,806

TOTAL CONVERTIBLE BONDS				568,857
(Cost - $571,839)

U.S. TREASURY OBLIGATIONS - 36.75%
United States Treasury Notes	61,000	2.5000	11/15/2024	64,136
United States Treasury Notes	110,000	1.0000	12/15/2017	110,791
United States Treasury Notes	110,000	0.6250	12/31/2016	110,374
United States Treasury Notes	110,000	1.6250	12/31/2019	112,329
United States Treasury Notes	21,000	2.1250	12/31/2021	21,895
TOTAL U.S. TREASURY OBLIGATIONS				419,525
(Cost - $414,206)

SHORT-TERM INVESTMENTS - 3.09%
MONEY MARKET FUND - 3.09%	Shares
Milestone Treasury Obligations Portfolio +	35,272	0.0000		35,272
TOTAL SHORT-TERM INVESTMENTS
(Cost - $35,272)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015
		Market Value

TOTAL INVESTMENTS - 99.56%
(Cost - $1,133,401) (a)		$ 1,136,120
OTHER ASSETS LESS LIABILITIES - 0.44%		5,344
NET ASSETS - 100.00%		$ 1,141,464

+ Variable rate security. Interest rate is as of January 31, 2015
REITS - Real Estate Investment Trusts
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,133,401 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 10,370
	Unrealized Depreciation:	(7,651)
	Net Unrealized Appreciation:	$ 2,719

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarizes the inputs used as of January 31, 2015 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 682,464,621	$ -	$ 682,464,621
U.S. Treasury Obligations	-	15,317,580	-	15,317,580
Short-Term Investments	16,257,149	-	-	16,257,149
Total Investments in Securities	$ 16,257,149	$ 697,782,201	$ -	$ 714,039,350
Liabilities
Total Return Swap**	$ -	$ 187,011	$ -	$ 187,011

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2015

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 1,422,902	$ -	$ 1,422,902
U.S. Treasury Obligations	-	351,593	-	351,593
Short-Term Investments	29,062	-	-	29,062
Total Return Swaps	-	-	-	-
Total Investments in Securities	$ 29,062	$ 1,774,495	$ -	$ 1,803,557
Liabilities
Total Return Swap**	$ -	$ 446	$ -	$ 446

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Bonds & Notes	$ -	$ 112,466	$ -	$ 112,466
Convertible Bonds*	-	568,857	-	568,857
U.S. Treasury Obligations	-	419,525	-	419,525
Short-Term Investments	35,272	-	-	35,272
Total Investments in Securities	$ 35,272	$ 1,100,848	$ -	$ 1,136,120

*Please refer to schedule of investments for industry classification.

There were no transfers into or out of Level 1,  Level 2 and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.

The Funds did no hold any Level 3 securities.
**Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Funds may enter into total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Funds may use their own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings.  The Funds records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended January 31, 2015, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps.  At January 31, 2015, the payable for open swap contracts was $187,011 and $446, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 3/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 3/21/15